Postemployment benefit plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of changes in projected benefit obligations

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Change in benefit obligation:
Benefit obligation, beginning of year	$14,419	$15,913	$14,782	$4,609	$4,737	$4,299	$4,784	$5,453	$5,381
Service cost	157	196	185	109	120	108	82	108	92
Interest cost	648	581	609	185	166	182	213	195	221
Plan amendments	—	—	—	—	—	12	(1)	1	(38)
Actuarial losses (gains)	1,994	(1,450)	1,168	604	(41)	385	196	(658)	186
Foreign currency exchange rates	—	—	—	(436)	(81)	49	(30)	(19)	(11)
Participant contributions	—	—	—	9	10	9	61	57	48
Benefits paid - gross	(963)	(845)	(831)	(206)	(254)	(190)	(377)	(339)	(394)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	14	8	16
Curtailments, settlements and termination benefits	(6)	(7)	—	(53)	(56)	(67)	(4)	—	(48)
Acquisitions, divestitures and other [1]	—	31	—	(20)	8	(50)	—	(22)	—
Benefit obligation, end of year	$16,249	$14,419	$15,913	$4,801	$4,609	$4,737	$4,938	$4,784	$5,453
Accumulated benefit obligation, end of year	$15,701	$14,056	$15,132	$4,408	$4,247	$4,329

Weighted-average assumptions used to determine benefit obligation:
Discount rate [2]	3.8%	4.6%	3.7%	3.3%	4.1%	3.7%	3.9%	4.6%	3.7%
Rate of compensation increase [2]	4.0%	4.0%	4.5%	4.0%	4.2%	3.9%	4.0%	4.0%	4.4%

[1]
In 2013, charge to recognize a previously unrecorded liability related to a subsidiary's pension plans and an adjustment to other postretirement benefits related to certain other benefits. See Note 26 regarding the divestiture of the third party logistics business in 2012.

[2]	End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Schedule of assumptions used to determine benefit obligation

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Change in benefit obligation:
Benefit obligation, beginning of year	$14,419	$15,913	$14,782	$4,609	$4,737	$4,299	$4,784	$5,453	$5,381
Service cost	157	196	185	109	120	108	82	108	92
Interest cost	648	581	609	185	166	182	213	195	221
Plan amendments	—	—	—	—	—	12	(1)	1	(38)
Actuarial losses (gains)	1,994	(1,450)	1,168	604	(41)	385	196	(658)	186
Foreign currency exchange rates	—	—	—	(436)	(81)	49	(30)	(19)	(11)
Participant contributions	—	—	—	9	10	9	61	57	48
Benefits paid - gross	(963)	(845)	(831)	(206)	(254)	(190)	(377)	(339)	(394)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	14	8	16
Curtailments, settlements and termination benefits	(6)	(7)	—	(53)	(56)	(67)	(4)	—	(48)
Acquisitions, divestitures and other [1]	—	31	—	(20)	8	(50)	—	(22)	—
Benefit obligation, end of year	$16,249	$14,419	$15,913	$4,801	$4,609	$4,737	$4,938	$4,784	$5,453
Accumulated benefit obligation, end of year	$15,701	$14,056	$15,132	$4,408	$4,247	$4,329

Weighted-average assumptions used to determine benefit obligation:
Discount rate [2]	3.8%	4.6%	3.7%	3.3%	4.1%	3.7%	3.9%	4.6%	3.7%
Rate of compensation increase [2]	4.0%	4.0%	4.5%	4.0%	4.2%	3.9%	4.0%	4.0%	4.4%

[1]
In 2013, charge to recognize a previously unrecorded liability related to a subsidiary's pension plans and an adjustment to other postretirement benefits related to certain other benefits. See Note 26 regarding the divestiture of the third party logistics business in 2012.

[2]	End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Effects of one-percentage point change in the assumed health care cost trend rates
A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2014 service and interest cost components of other postretirement benefit cost	$24	$(20)
Effect on accumulated postretirement benefit obligation	$298	$(245)

Change in plan assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Change in plan assets:
Fair value of plan assets, beginning of year	$12,395	$10,981	$9,997	$3,949	$3,426	$2,818	$822	$789	$814
Actual return on plan assets	849	1,722	1,235	507	535	368	75	158	117
Foreign currency exchange rates	—	—	—	(352)	(41)	47	—	—	—
Company contributions	255	541	580	265	303	446	195	157	204
Participant contributions	—	—	—	9	10	9	61	57	48
Benefits paid	(963)	(845)	(831)	(206)	(254)	(190)	(377)	(339)	(394)
Settlements and termination benefits	(6)	(4)	—	(50)	(30)	(72)	—	—	—
Acquisitions, divestitures and other	—	—	—	(22)	—	—	—	—	—
Fair value of plan assets, end of year	$12,530	$12,395	$10,981	$4,100	$3,949	$3,426	$776	$822	$789

Fair value of pension and other postretirement benefit plan assets, by category

The fair value of the pension and other postretirement benefit plan assets by category is summarized below:

	December 31, 2014
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$3,713	$1	$161	$3,875
Non-U.S. equities	2,291	12	1	2,304

Fixed income securities:
U.S. corporate bonds	—	3,985	25	4,010
Non-U.S. corporate bonds	—	552	—	552
U.S. government bonds	—	528	—	528
U.S. governmental agency mortgage-backed securities	—	752	2	754
Non-U.S. government bonds	—	62	2	64

Real estate	—	—	9	9

Cash, short-term instruments and other	37	397	—	434
Total U.S. pension assets	$6,041	$6,289	$200	$12,530

	December 31, 2013
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,337	$—	$129	$4,466
Non-U.S. equities	3,058	—	—	3,058

Fixed income securities:
U.S. corporate bonds	—	2,123	34	2,157
Non-U.S. corporate bonds	—	327	20	347
U.S. government bonds	—	774	—	774
U.S. governmental agency mortgage-backed securities	—	905	—	905
Non-U.S. government bonds	—	52	—	52

Real estate	—	—	8	8

Cash, short-term instruments and other	22	606	—	628
Total U.S. pension assets	$7,417	$4,787	$191	$12,395

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,460	$3	$98	$4,561
Non-U.S. equities	2,691	2	—	2,693

Fixed income securities:
U.S. corporate bonds	—	1,490	23	1,513
Non-U.S. corporate bonds	—	231	10	241
U.S. government bonds	—	694	8	702
U.S. governmental agency mortgage-backed securities	—	794	1	795
Non-U.S. government bonds	—	33	3	36

Real estate	—	—	8	8

Cash, short-term instruments and other	13	419	—	432
Total U.S. pension assets	$7,164	$3,666	$151	$10,981

	December 31, 2014
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$552	$—	$—	$552
Non-U.S. equities	794	250	—	1,044
Global equities [1]	218	52	—	270

Fixed income securities:
U.S. corporate bonds	—	81	9	90
Non-U.S. corporate bonds	—	503	2	505
U.S. government bonds	—	1	—	1
Non-U.S. government bonds	—	836	—	836
Global fixed income [1]	—	363	—	363

Real estate	—	182	48	230

Cash, short-term instruments and other [2]	159	50	—	209
Total non-U.S. pension assets	$1,723	$2,318	$59	$4,100

	December 31, 2013
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$607	$1	$—	$608
Non-U.S. equities	1,022	160	—	1,182
Global equities [1]	235	54	—	289

Fixed income securities:
U.S. corporate bonds	—	84	9	93
Non-U.S. corporate bonds	—	534	12	546
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	418	—	418
Global fixed income [1]	—	397	—	397

Real estate	—	136	111	247

Cash, short-term instruments and other [2]	141	25	—	166
Total non-U.S. pension assets	$2,005	$1,812	$132	$3,949

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$436	$2	$—	$438
Non-U.S. equities	1,038	118	—	1,156
Global equities [1]	244	27	—	271

Fixed income securities:
U.S. corporate bonds	—	37	3	40
Non-U.S. corporate bonds	—	494	2	496
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	169	—	169
Global fixed income [1]	—	403	—	403

Real estate	—	114	104	218

Cash, short-term instruments and other [2]	185	47	—	232
Total non-U.S. pension assets	$1,903	$1,414	$109	$3,426

[1]	Includes funds that invest in both U.S. and non-U.S. securities.

[2]	Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2014
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$392	$—	$—	$392
Non-U.S. equities	158	1	—	159

Fixed income securities:
U.S. corporate bonds	—	103	—	103
Non-U.S. corporate bonds	—	17	—	17
U.S. government bonds	—	30	—	30
U.S. governmental agency mortgage-backed securities	—	50	—	50
Non-U.S. government bonds	—	3	—	3

Cash, short-term instruments and other	9	13	—	22
Total other postretirement benefit assets	$559	$217	$—	$776

	December 31, 2013
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$388	$—	$—	$388
Non-U.S. equities	189	—	—	189

Fixed income securities:
U.S. corporate bonds	—	101	—	101
Non-U.S. corporate bonds	—	17	—	17
U.S. government bonds	—	23	—	23
U.S. governmental agency mortgage-backed securities	—	49	—	49
Non-U.S. government bonds	—	2	—	2

Cash, short-term instruments and other	8	45	—	53
Total other postretirement benefit assets	$585	$237	$—	$822

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$387	$—	$—	$387
Non-U.S. equities	194	—	—	194

Fixed income securities:
U.S. corporate bonds	—	70	—	70
Non-U.S. corporate bonds	—	11	—	11
U.S. government bonds	—	27	—	27
U.S. governmental agency mortgage-backed securities	—	33	—	33
Non-U.S. government bonds	—	2	—	2

Cash, short-term instruments and other	18	47	—	65
Total other postretirement benefit assets	$599	$190	$—	$789

Roll forward of assets measured at fair value using level 3 inputs
Below are roll-forwards of assets measured at fair value using Level 3 inputs for the years ended December 31, 2014, 2013 and 2012.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions a market participant would use.

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2011	$77	$51	$8	$—
Unrealized gains (losses)	(4)	—	—	(1)
Realized gains (losses)	4	2	—	—
Purchases, issuances and settlements, net	21	(4)	—	1
Transfers in and/or out of Level 3	—	(4)	—	—
Balance at December 31, 2012	$98	$45	$8	$—
Unrealized gains (losses)	10	(1)	—	—
Realized gains (losses)	4	—	—	—
Purchases, issuances and settlements, net	17	12	—	—
Transfers in and/or out of Level 3	—	(2)	—	—
Balance at December 31, 2013	$129	$54	$8	$—
Unrealized gains (losses)	1	—	1	—
Realized gains (losses)	19	3	—	—
Purchases, issuances and settlements, net	13	(23)	—	—
Transfers in and/or out of Level 3	—	(5)	—	—
Balance at December 31, 2014	$162	$29	$9	$—

Non-U.S. Pension
Balance at December 31, 2011	$—	$9	$97	$—
Unrealized gains (losses)	—	—	8	—
Realized gains (losses)	—	—	—	—
Purchases, issuances and settlements, net	—	(1)	(1)	—
Transfers in and/or out of Level 3	—	(3)	—	—
Balance at December 31, 2012	$—	$5	$104	$—
Unrealized gains (losses)	—	—	7	—
Realized gains (losses)	—	—	—	—
Purchases, issuances and settlements, net	—	16	—	—
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2013	$—	$21	$111	$—
Unrealized gains (losses)	—	(1)	(23)	—
Realized gains (losses)	—	—	22	—
Purchases, issuances and settlements, net	—	(1)	(62)	—
Transfers in and/or out of Level 3	—	(8)	—	—
Balance at December 31, 2014	$—	$11	$48	$—

Common stock of Caterpillar Inc. included in Equity Securities within plan assets
Equity securities within plan assets include Caterpillar Inc. common stock in the amounts of:

	U.S. Pension Benefits [1]			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Caterpillar Inc. common stock	$—	$495	$597	$—	$—	$1	$—	$—	$1

[1]	Amounts represent 4 percent and 5 percent of total plan assets for 2013 and 2012, respectively.

Defined benefit plan funded status, components of net amount recognized in financial position and accumulated other comprehensive income
The funded status of the plans, reconciled to the amount reported on Statement 3, is as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2014	2013	2012	2014	2013	2012	2014	2013	2012
End of Year
Fair value of plan assets	$12,530	$12,395	$10,981	$4,100	$3,949	$3,426	$776	$822	$789
Benefit obligations	16,249	14,419	15,913	4,801	4,609	4,737	4,938	4,784	5,453
Over (under) funded status recognized in financial position	$(3,719)	$(2,024)	$(4,932)	$(701)	$(660)	$(1,311)	$(4,162)	$(3,962)	$(4,664)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$3	$5	$—	$144	$123	$30	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(28)	(26)	(23)	(24)	(29)	(27)	(160)	(169)	(169)
Liability for postemployment benefits (non-current liability)	(3,694)	(2,003)	(4,909)	(821)	(754)	(1,314)	(4,002)	(3,793)	(4,495)
Net liability recognized	$(3,719)	$(2,024)	$(4,932)	$(701)	$(660)	$(1,311)	$(4,162)	$(3,962)	$(4,664)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$6,034	$4,396	$7,286	$1,494	$1,373	$1,907	$800	$662	$1,528
Prior service cost (credit)	2	19	36	9	13	22	(31)	(84)	(159)
Transition obligation (asset)	—	—	—	—	—	—	—	—	3
Total	$6,036	$4,415	$7,322	$1,503	$1,386	$1,929	$769	$578	$1,372

Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost (pre-tax) in the next fiscal year
The estimated amounts that will be amortized from Accumulated other comprehensive income (loss) at December 31, 2014 into net periodic benefit cost (pre-tax) in 2015 are as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Net actuarial loss (gain)	$507	$101	$53
Prior service cost (credit)	1	—	(55)
Total	$508	$101	$(2)

Schedule of pension plans with projected benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits
The following amounts relate to our pension plans with projected benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2014	2013	2012	2014	2013	2012
Projected benefit obligation	$16,182	$14,352	$15,913	$4,539	$4,177	$4,310
Accumulated benefit obligation	$15,634	$13,989	$15,132	$4,148	$3,820	$3,903
Fair value of plan assets	$12,460	$12,323	$10,981	$3,695	$3,394	$2,969

Schedule of pension plans with accumulated benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits
The following amounts relate to our pension plans with accumulated benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2014	2013	2012	2014	2013	2012
Projected benefit obligation	$16,182	$14,352	$15,913	$1,879	$1,436	$4,107
Accumulated benefit obligation	$15,634	$13,989	$15,132	$1,734	$1,374	$3,752
Fair value of plan assets	$12,460	$12,323	$10,981	$1,068	$797	$2,806

Information about the expected cash flow for the pension and other postretirement benefit plans
Information about the expected cash flow for the pension and other postretirement benefit plans is as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2015 (expected)	$30	$160	$200

Expected benefit payments:
2015	$890	$220	$320
2016	910	200	320
2017	920	190	320
2018	930	190	330
2019	940	200	330
2020-2024	4,790	1,140	1,630
Total	$9,380	$2,140	$3,250

Expected Medicare Part D subsidy receipts
Medicare Part D subsidy amounts expected to be received by the company which will offset other postretirement benefit payments are as follows:

(Millions of dollars)	2015	2016	2017	2018	2019	2020-2024	Total
Other postretirement benefits	$15	$15	$15	$15	$20	$95	$175

Components of net periodic benefit cost, other changes in plan assets and benefits obligations recognized in other comprehensive income and weighted-average assumptions used to determine net cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$157	$196	$185	$109	$120	$108	$82	$108	$92
Interest cost	648	581	609	185	166	182	213	195	221
Expected return on plan assets [1]	(885)	(832)	(812)	(258)	(225)	(215)	(52)	(56)	(63)
Other adjustments [2]	—	31	—	—	—	—	—	(22)	—
Curtailments, settlements and termination benefits [3]	—	—	7	14	2	38	(2)	—	(40)
Amortization of:
Transition obligation (asset)	—	—	—	—	—	—	—	2	2
Prior service cost (credit) [4]	17	18	19	—	1	1	(55)	(73)	(68)
Net actuarial loss (gain) [5]	392	546	504	86	128	97	41	107	100
Total cost included in operating profit	$329	$540	$512	$136	$192	$211	$227	$261	$244

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	$2,030	$(2,344)	$745	$207	$(406)	$225	$179	$(759)	$133
Amortization of actuarial (loss) gain	(392)	(546)	(504)	(86)	(128)	(97)	(41)	(107)	(100)
Current year prior service cost (credit)	—	—	(7)	(4)	(7)	10	(2)	2	(38)
Amortization of prior service (cost) credit	(17)	(18)	(19)	—	(1)	(1)	55	73	68
Amortization of transition (obligation) asset	—	—	—	—	—	—	—	(2)	(2)
Total recognized in other comprehensive income	1,621	(2,908)	215	117	(542)	137	191	(793)	61
Total recognized in net periodic cost and other comprehensive income	$1,950	$(2,368)	$727	$253	$(350)	$348	$418	$(532)	$305

Weighted-average assumptions used to determine net cost:
Discount rate	4.6%	3.7%	4.3%	4.1%	3.7%	4.3%	4.6%	3.7%	4.3%
Expected rate of return on plan assets [6]	7.8%	7.8%	8.0%	6.9%	6.8%	7.1%	7.8%	7.8%	8.0%
Rate of compensation increase	4.0%	4.5%	4.5%	4.2%	3.9%	3.9%	4.0%	4.4%	4.4%

[1]	Expected return on plan assets developed using calculated market-related value of plan assets which recognizes differences in expected and actual returns over a three-year period.

[2]	Charge to recognize a previously unrecorded liability related to a subsidiary's pension plans and an adjustment to other postretirement benefits related to certain other benefits.

[3]	Curtailments, settlements and termination benefits were recognized in Other operating (income) expenses in Statement 1.

[4]
Prior service cost (credit) for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period of active employees expected to receive benefits from the plan. For pension plans in which all or almost all of the plan's participants are inactive and other postretirement benefit plans in which all or almost all of the plan's participants are fully eligible for benefits under the plan, prior service cost (credit) are amortized using the straight-line method over the remaining life expectancy of those participants.

[5]
Net actuarial loss (gain) for pension and other postretirement benefit plans are generally amortized using the straight-line method over the average remaining service period of active employees expected to receive benefits from the plan. For plans in which all or almost all of the plan’s participants are inactive, net actuarial loss (gain) are amortized using the straight-line method over the remaining life expectancy of the inactive participants.

[6]	The weighted-average rates for 2015 are 7.4 percent and 6.8 percent for U.S. and non-U.S. pension plans, respectively.

Company costs related to U.S. and non-U.S. defined contribution plans	Total company costs related to U.S. and non-U.S. defined contribution plans were as follows:

(Millions of dollars)	2014	2013	2012
U.S. plans	$301	$308	$260
Non-U.S. plans	85	64	60
	$386	$372	$320

Summary of long-term liability for postemployment benefit plans

	December 31,
(Millions of dollars)	2014	2013	2012
Pensions:
U.S. pensions	$3,694	$2,003	$4,909
Non-U.S. pensions	821	754	1,314
Total pensions	4,515	2,757	6,223
Postretirement benefits other than pensions	4,002	3,793	4,495
Other postemployment benefits	112	99	81
Defined contribution	334	324	286
	$8,963	$6,973	$11,085